Due to filesize constraints, this filing is being made in 6 related submissions.  This submission is the 6th of the 6 related submissions.

 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-01944

Principal Variable Contracts Funds, Inc.

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(Exact name of registrant as specified in charter)

711 High Street Des Moines, IA                                   50392

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(Address of principal executive offices)             (Zip code)

MICHAEL D. ROUGHTON                                                   Copy to:

The Principal Financial Group                                                   John W. Blouch, Esq.

Des Moines, Iowa  50392-0300                                               Dykema Gossett PLLC

                                                                                                Franklin Square, Suite 300 West

                                                                                                1300 I Street, N.W.

                                                                                                Washington, DC 20005-3306

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(Name and address of agent for service)

Registrant's telephone number, including area code: 515-248-3842

Date of fiscal year end:   12/31

Date of reporting period:  07/01/2009 - 06/30/2010

Principal Variable Contracts Funds, Inc. - SAM Balanced Portfolio
Sub-Advisor: Edge Asset Management

				Issue
			Meeting	Proposed by
Security	Ticker	CUSIP	Date	Management	Issue Proposed
				or Shareholder

Principal Variable Contracts Funds, Inc. - MidCap Stock Account	N/A	742969454	10/19/2009	Management	Approval of a Plan of Acquisition providing for the
Class 1 Shares					reorganization of the MidCap Stock Account (the
					“Fund”) into the MidCap Blend Account.
			Vote
		FOR	2,445,839.832
		AGAINST	38,517.576
		ABSTAIN	143,035.257
			2,627,392.665	Total Shares Voted

Management has asked that this Fund vote issues proposed for securities held in its portfolio in proportion to the votes of the other shareholders of those securities.

Principal Variable Contracts Funds, Inc. - SAM Conservative Balanced Portfolio
Sub-Advisor: Edge Asset Management

				Issue
			Meeting	Proposed by
Security	Ticker	CUSIP	Date	Management	Issue Proposed
				or Shareholder

Principal Variable Contracts Funds, Inc. - MidCap Stock Account	N/A	742969454	10/19/2009	Management	Approval of a Plan of Acquisition providing for the
Class 1 Shares					reorganization of the MidCap Stock Account (the
					“Fund”) into the MidCap Blend Account.
			Vote
		FOR	374,437.843
		AGAINST	5,896.722
		ABSTAIN	21,897.514
			402,232.080	Total Shares Voted

Management has asked that this Fund vote issues proposed for securities held in its portfolio in proportion to the votes of the other shareholders of those securities.

Principal Variable Contracts Funds, Inc. - SAM Conservative Growth Portfolio
Sub-Advisor: Edge Asset Management

				Issue
			Meeting	Proposed by
Security	Ticker	CUSIP	Date	Management	Issue Proposed
				or Shareholder

Principal Variable Contracts Funds, Inc. - MidCap Stock Account	N/A	742969454	10/19/2009	Management	Approval of a Plan of Acquisition providing for the
Class 1 Shares					reorganization of the MidCap Stock Account (the
					“Fund”) into the MidCap Blend Account.
			Vote
		FOR	1,078,758.699
		AGAINST	16,988.508
		ABSTAIN	63,086.930
			1,158,834.138	Total Shares Voted

Management has asked that this Fund vote issues proposed for securities held in its portfolio in proportion to the votes of the other shareholders of those securities.

Principal Variable Contracts Funds, Inc. - SAM Flexible Income Portfolio
Sub-Advisor: Edge Asset Management

				Issue
			Meeting	Proposed by
Security	Ticker	CUSIP	Date	Management	Issue Proposed
				or Shareholder

Principal Variable Contracts Funds, Inc. - MidCap Stock Account	N/A	742969454	10/19/2009	Management	Approval of a Plan of Acquisition providing for the
Class 1 Shares					reorganization of the MidCap Stock Account (the
					“Fund”) into the MidCap Blend Account.
			Vote
		FOR	359,888.011
		AGAINST	5,667.589
		ABSTAIN	21,046.625
			386,602.225	Total Shares Voted

Management has asked that this Fund vote issues proposed for securities held in its portfolio in proportion to the votes of the other shareholders of those securities.

Principal Variable Contracts Funds, Inc. - SAM Strategic Growth Portfolio
Sub-Advisor: Edge Asset Management

				Issue
			Meeting	Proposed by
Security	Ticker	CUSIP	Date	Management	Issue Proposed
				or Shareholder

Principal Variable Contracts Funds, Inc. - MidCap Stock Account	N/A	742969454	10/19/2009	Management	Approval of a Plan of Acquisition providing for the
Class 1 Shares					reorganization of the MidCap Stock Account (the
					“Fund”) into the MidCap Blend Account.
			Vote
		FOR	715,451.867
		AGAINST	11,267.080
		ABSTAIN	41,840.369
			768,559.316	Total Shares Voted

Management has asked that this Fund vote issues proposed for securities held in its portfolio in proportion to the votes of the other shareholders of those securities.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Principal Variable Contracts Funds, Inc.

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(Registrant)

          /s/ Nora Everett

By

      --------------------------------------------

      Nora Everett

      President and Chief Executive Officer

Date August 25, 2010